Prepayments (Tables)	12 Months Ended
Mar. 31, 2018
Current prepayments [abstract]
Schedule of prepayments
	March 31, 2018	March 31, 2017
Prepaid expenses	$347,052	$612,832
Advances to suppliers	65,630,203	46,659,321
Total	$65,977,255	$47,272,153